Loans and Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
Loans and Allowance for Loan Losses [Abstract]
Recorded investment in loans by loan class
The following tables present the recorded investment in loans by loan class:

	December 31, 2013
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$169,722	21,404	191,126
Other	32,323	32	32,355
Real estate mortgage - 1 to 4 family:
First mortgages	1,909,447	378,361	2,287,808
Home equity loans	47,494	3,642	51,136
Home equity lines of credit	304,044	36,445	340,489
Installment	5,292	603	5,895
Total loans, net	$2,468,322	440,487	2,908,809
Less: Allowance for loan losses			47,714
Net loans			$2,861,095

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Commercial:
Commercial real estate	$167,249	18,882	186,131
Other	33,381	65	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	1,814,214	275,764	2,089,978
Home equity loans	35,601	1,089	36,690
Home equity lines of credit	301,338	32,571	333,909
Installment	4,183	396	4,579
Total loans, net	$2,355,966	328,767	2,684,733
Less: Allowance for loan losses			47,927
Net loans			$2,636,806

* Includes New York, New Jersey, Vermont, and Massachusetts.

Recorded investment in non-accrual loans by loan class
The following tables present the recorded investment in non-accrual loans by loan class:

	December 31, 2013
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$6,620	-	6,620
Other	332	-	332
Real estate mortgage - 1 to 4 family:
First mortgages	26,713	4,781	31,494
Home equity loans	691	-	691
Home equity lines of credit	3,641	356	3,997
Installment	93	-	93
Total non-accrual loans	38,090	5,137	43,227
Restructured real estate mortgages - 1 to 4 family	166	-	166
Total nonperforming loans	$38,256	5,137	43,393

	December 31, 2012
(dollars in thousands)	New York and
	other states*	Florida	Total
Loans in nonaccrual status:
Commercial:
Commercial real estate	$6,511	2,698	9,209
Other	124	-	124
Real estate mortgage - 1 to 4 family:
First mortgages	30,329	7,319	37,648
Home equity loans	694	-	694
Home equity lines of credit	4,263	501	4,764
Installment	6	1	7
Total non-accrual loans	41,927	10,519	52,446
Restructured real estate mortgages - 1 to 4 family	231	-	231
Total nonperforming loans	$42,158	10,519	52,677

Aging of the recorded investment in past due loans by loan class and by region
The following tables present the aging of the recorded investment in past due loans by loan class and by region as of December 31, 2013 and 2012:

New York and other states:
	December 31, 2013
(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$583	1,426	3,379		5,388	164,334	169,722
Other	209	-	123		332	31,991	32,323
Real estate mortgage - 1 to 4 family:
First mortgages	4,664	2,042	17,624		24,330	1,885,117	1,909,447
Home equity loans	46	18	552		616	46,878	47,494
Home equity lines of credit	1,014	331	1,897		3,242	300,802	304,044
Installment	85	12	77		174	5,118	5,292

Total	$6,601	3,829	23,652		34,082	2,434,240	2,468,322

Florida:

(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	-		-	21,404	21,404
Other	-	-	-		-	32	32
Real estate mortgage - 1 to 4 family:
First mortgages	552	-	4,229		4,781	373,580	378,361
Home equity loans	-	-	-		-	3,642	3,642
Home equity lines of credit	109	-	247		356	36,089	36,445
Installment	-	2	-		2	601	603

Total	$661	2	4,476		5,139	435,348	440,487

Total:

(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$583	1,426	3,379		5,388	185,738	191,126
Other	209	-	123		332	32,023	32,355
Real estate mortgage - 1 to 4 family:
First mortgages	5,216	2,042	21,853		29,111	2,258,697	2,287,808
Home equity loans	46	18	552		616	50,520	51,136
Home equity lines of credit	1,123	331	2,144		3,598	336,891	340,489
Installment	85	14	77		176	5,719	5,895

Total	$7,262	3,831	28,128		39,221	2,869,588	2,908,809

New York and other states:
	December 31, 2012
(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	3,225		3,225	164,024	167,249
Other	-	-	4		4	33,377	33,381
Real estate mortgage - 1 to 4 family:
First mortgages	6,364	2,248	21,341		29,953	1,784,261	1,814,214
Home equity loans	177	216	464		857	34,744	35,601
Home equity lines of credit	604	350	3,044		3,998	297,340	301,338
Installment	40	27	-		67	4,116	4,183

Total	$7,185	2,841	28,078		38,104	2,317,862	2,355,966

Florida:

(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	2,698		2,698	16,184	18,882
Other	-	-	-		-	65	65
Real estate mortgage - 1 to 4 family:
First mortgages	862	452	5,390		6,704	269,060	275,764
Home equity loans	-	-	-		-	1,089	1,089
Home equity lines of credit	59	29	442		530	32,041	32,571
Installment	9	-	1		10	386	396

Total	$930	481	8,531		9,942	318,825	328,767

Total:

(dollars in thousands)	30-59	60-89	90	+	Total
	Days	Days	Days		30+ days		Total
	Past Due	Past Due	Past Due		Past Due	Current	Loans

Commercial:
Commercial real estate	$-	-	5,923		5,923	180,208	186,131
Other	-	-	4		4	33,442	33,446
Real estate mortgage - 1 to 4 family:
First mortgages	7,226	2,700	26,731		36,657	2,053,321	2,089,978
Home equity loans	177	216	464		857	35,833	36,690
Home equity lines of credit	663	379	3,486		4,528	329,381	333,909
Installment	49	27	1		77	4,502	4,579

Total	$8,115	3,322	36,609		48,046	2,636,687	2,684,733

Activity in the allowance for loan losses by portfolio segment
Activity in the allowance for loan losses by portfolio segment is summarized as follows:

(dollars in thousands)	For the year ended December 31, 2013
		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$3,771	44,069	87	47,927
Loans charged off:
New York and other states*	1,072	6,572	68	7,712
Florida	100	1,020	6	1,126
Total loan chargeoffs	1,172	7,592	74	8,838

Recoveries of loans previously charged off:
New York and other states*	14	715	17	746
Florida	505	374	-	879
Total recoveries	519	1,089	17	1,625
Net loans charged off	653	6,503	57	7,213
Provision for loan losses	901	6,031	68	7,000
Balance at end of period	$4,019	43,597	98	47,714

(dollars in thousands)	For the year ended December 31, 2012
		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$4,140	44,479	98	48,717
Loans charged off:
New York and other states*	1,307	6,919	128	8,354
Florida	1,192	3,920	13	5,125
Total loan chargeoffs	2,499	10,839	141	13,479

Recoveries of loans previously charged off:
New York and other states*	112	375	49	536
Florida	26	127	-	153
Total recoveries	138	502	49	689
Net loans charged off	2,361	10,337	92	12,790
Provision for loan losses	1,992	9,927	81	12,000
Balance at end of period	$3,771	44,069	87	47,927

(dollars in thousands)	For the year ended December 31, 2011
		Real Estate
		Mortgage-
	Commercial	1 to 4 Family	Installment	Total
Balance at beginning of period	$4,228	37,447	236	41,911
Loans charged off:
New York and other states*	171	4,315	80	4,566
Florida	1,000	6,990	2	7,992
Total loan chargeoffs	1,171	11,305	82	12,558

Recoveries of loans previously charged off:
New York and other states*	55	477	43	575
Florida	4	34	1	39
Total recoveries	59	511	44	614
Net loans charged off	1,112	10,794	38	11,944
Provision for loan losses	1,024	17,826	(100)	18,750
Balance at end of period	$4,140	44,479	98	48,717

Allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method
The following tables present the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2013 and 2012:

	December 31, 2013
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	4,019	43,597	98	47,714

Total ending allowance balance	$4,019	43,597	98	47,714

Loans:
Individually evaluated for impairment	$8,082	21,258	-	29,340
Collectively evaluated for impairment	215,399	2,658,175	5,895	2,879,469

Total ending loans balance	$223,481	2,679,433	5,895	2,908,809

	December 31, 2012
		1-to-4 Family
	Commercial Loans	Residential Real Estate	Installment Loans	Total
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$-	-	-	-
Collectively evaluated for impairment	3,771	44,069	87	47,927

Total ending allowance balance	$3,771	44,069	87	47,927

Individually evaluated for impairment	$9,333	16,740	-	26,073
Collectively evaluated for impairment	210,244	2,443,837	4,579	2,658,660

Total ending loans balance	$219,577	2,460,577	4,579	2,684,733

Impaired loans by loan class
The following tables present impaired loans by loan class as of December 31, 2013, 2012 and 2011:
New York and other states:

	December 31, 2013
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$6,620	8,039	-	6,013
Other	332	332	-	165
Real estate mortgage - 1 to 4 family:
First mortgages	16,257	17,353	-	14,706
Home equity loans	561	614	-	636
Home equity lines of credit	2,528	2,825	-	2,051

Total	$26,298	29,163	-	23,571

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$1,130	1,130	-	1,401
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,630	1,922	-	1,611
Home equity loans	-	-	-	-
Home equity lines of credit	282	380	-	100

Total	$3,042	3,432	-	3,112

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$7,750	9,169	-	7,414
Other	332	332	-	165
Real estate mortgage - 1 to 4 family:
First mortgages	17,887	19,275	-	16,317
Home equity loans	561	614	-	636
Home equity lines of credit	2,810	3,205	-	2,151

Total	$29,340	32,595	-	26,683

New York and other states:
	December 31, 2012
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$6,511	7,169	-	5,615
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	12,964	14,143	-	6,075
Home equity loans	623	664	-	260
Home equity lines of credit	1,633	1,735	-	458

Total	$21,855	23,835	-	12,515

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$2,698	3,890	-	5,871
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	1,472	2,665	-	948
Home equity lines of credit	48	176	-	24

Total	$4,218	6,731	-	6,843

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,209	11,059	-	11,486
Other	124	124	-	107
Real estate mortgage - 1 to 4 family:
First mortgages	14,436	16,808	-	7,023
Home equity loans	623	664	-	260
Home equity lines of credit	1,681	1,911	-	482

Total	$26,073	30,566	-	19,358

New York and other states:
	December 31, 2011
(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$4,968	5,684	-	5,198
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	2,874	3,299	-	1,664
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$8,006	9,289	-	6,987

Florida:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$5,000	9,042	-	6,774
Other	-	-	-	-
Real estate mortgage - 1 to 4 family:
First mortgages	705	1,301	-	224

Total	$5,705	10,343	-	6,998

Total:

(dollars in thousands)		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

Commercial:
Commercial real estate	$9,968	14,726	-	11,972
Other	13	32	-	56
Real estate mortgage - 1 to 4 family:
First mortgages	3,579	4,600	-	1,888
Home equity loans	151	199	-	69
Home equity lines of credit	-	75	-	-

Total	$13,711	19,632	-	13,985

Modified loans by class that were determined to be TDR's
The following table presents modified loans by class that were determined to be TDR’s that occurred during the years ended December 31, 2013, 2012 and 2011:

	Year ended 12/31/2013			Year ended 12/31/2012			Year ended 12/31/2011
New York and other states*:		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment	Contracts	Investment	Investment	Contracts	Investment	Investment

Commercial:
Commercial real estate	1	$507	507	2	$138	138	1	$91	90
Real estate mortgage - 1 to 4 family:
First mortgages	50	5,852	5,852	95	10,636	10,636	21	2,758	2,518
Home equity loans	7	120	120	16	488	488	4	160	151
Home equity lines of credit	13	1,061	1,061	30	1,633	1,633	-	-	-

Total	71	$7,540	7,540	143	$12,895	12,895	26	$3,009	2,759

Florida:		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification		Pre-Modification	Post-Modification
		Outstanding	Outstanding		Outstanding	Outstanding		Outstanding	Outstanding
	Number of	Recorded	Recorded	Number of	Recorded	Recorded	Number of	Recorded	Recorded
(dollars in thousands)	Contracts	Investment	Investment	Contracts	Investment	Investment	Contracts	Investment	Investment

Commercial:
Commercial real estate	-	$-	-	-	$-	-	-	$-	-
Real estate mortgage - 1 to 4 family:
First mortgages	8	1,149	1,149	12	1,265	1,265	6	852	705
Home equity lines of credit	3	282	282	2	48	48	-	-	-

Total	11	$1,431	1,431	14	$1,313	1,313	6	$852	705

Loans by class modified as TDR's for which there was a payment default
The following table presents loans by class modified as TDR’s that occurred during the years ended December 31, 2013, 2012 and 2011 for which there was a payment default during the same period:

	Year ended 12/31/2013		Year ended 12/31/2012		Year ended 12/31/2011
New York and other states*:	Number of	Recorded	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment	Contracts	Investment	Contracts	Investment

Commercial:
Commercial real estate	-	$-	-	$-	1	$90
Real estate mortgage - 1 to 4 family:
First mortgages	5	440	22	2,265	13	1,729
Home equity loans	1	44	2	13	3	113
Home equity lines of credit	1	56	5	209	-	-

Total	7	$540	29	$2,487	17	$1,932

Florida:

	Number of	Recorded	Number of	Recorded	Number of	Recorded
(dollars in thousands)	Contracts	Investment	Contracts	Investment	Contracts	Investment

Real estate mortgage - 1 to 4 family:
First mortgages	-	$-	6	$605	6	$705
Home equity lines of credit	-	-	1	47	-	-

Total	-	$-	7	$652	6	$705

Risk category of loans by class of loans
As of December 31, 2013 and 2012, and based on the most recent analysis performed, the risk category of loans by class of loans is as follows:

	December 31, 2013
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$159,024	10,698	169,722
Other	31,691	632	32,323

	$190,715	11,330	202,045

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$20,274	1,130	21,404
Other	32	-	32

	$20,306	1,130	21,436

	December 31, 2012
New York and other states:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$155,981	11,268	167,249
Other	33,067	314	33,381

	$189,048	11,582	200,630

Florida:

(dollars in thousands)
	Pass	Classified	Total
Commercial:
Commercial real estate	$12,454	6,428	18,882
Other	65	-	65

	$12,519	6,428	18,947